Asbestos - Asbestos Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Change in estimates:
Change in actuarial estimate - asbestos liability	$ 145.6	$ 33.0	$ 133.8
Change in actuarial estimate - insurance receivable	(5.3)	(2.0)	(5.7)
Change in estimate - AICF claims-handling costs	0.6	1.5	(0.1)
Subtotal - Change in estimates	140.9	32.5	128.0
Effect of foreign exchange on Asbestos net liabilities	(13.2)	123.0	(69.0)
Loss (gain) on foreign currency forward contracts	5.3	(11.7)	(0.8)
Other	(1.3)	0.1	0.0
Asbestos adjustments loss	$ 131.7	$ 143.9	$ 58.2